Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments (Detail) (USD $)
In Thousands, unless otherwise specified
	May 31, 2012	May 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Total investments with unrealized losses, fair value	$ 43,772	$ 21,612
Unrealized losses with a loss position for less than 12 months, fair value	42,114	19,721
Unrealized losses with a loss position for more than 12 months, fair value	1,658	1,891
Total investments with unrealized losses, gross unrealized losses	(3,078)	(1,518)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(2,596)	(1,301)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (482)	$ (217)